The following table summarizes information on stock options outstanding at December 31, 2021: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Number Outstanding	1,154,319
Number Exercisable	872,055
Average remaining Contractual Life	4 years 3 months	4 years 7 months 6 days
Ranges Of Exercise Prices For Outstanding Share Options Initial [Member]
Share capital and reserves
Exercise Price	$ 5.87
Number Outstanding	114,984
Number Exercisable	114,984
Expiry date	March 19, 2023
Average remaining Contractual Life	2 months 15 days
Ranges Of Exercise Prices For Outstanding Share Options One [Member]
Share capital and reserves
Exercise Price	$ 5.87
Number Outstanding	21,294
Number Exercisable	21,294
Expiry date	November 5, 2023
Average remaining Contractual Life	10 months 6 days
Ranges Of Exercise Prices For Outstanding Share Options Two [Member]
Share capital and reserves
Exercise Price	$ 1.64
Number Outstanding	170,354
Number Exercisable	150,479
Expiry date	June 23, 2025
Average remaining Contractual Life	2 years 5 months 23 days
Ranges Of Exercise Prices For Outstanding Share Options Three [Member]
Share capital and reserves
Exercise Price	$ 2.82
Number Outstanding	12,776
Number Exercisable	12,776
Expiry date	August 27, 2025
Average remaining Contractual Life	2 years 7 months 28 days
Ranges Of Exercise Prices For Outstanding Share Options Four [Member]
Share capital and reserves
Exercise Price	$ 3.29
Number Outstanding	59,624
Number Exercisable	59,624
Expiry date	January 11, 2026
Average remaining Contractual Life	3 years 10 days
Ranges Of Exercise Prices For Outstanding Share Options Five [Member]
Share capital and reserves
Exercise Price	$ 1.88
Number Outstanding	21,294
Number Exercisable	21,294
Expiry date	May 12, 2026
Average remaining Contractual Life	3 years 4 months 9 days
Ranges Of Exercise Prices For Outstanding Share Options Six [Member]
Share capital and reserves
Exercise Price	$ 1.76
Number Outstanding	21,294
Number Exercisable	21,294
Expiry date	June 16, 2026
Average remaining Contractual Life	3 years 5 months 15 days
Ranges Of Exercise Prices For Outstanding Share Options Seven [Member]
Share capital and reserves
Exercise Price	$ 2.41
Number Outstanding	63,882
Number Exercisable	30,166
Expiry date	July 14, 2026
Average remaining Contractual Life	3 years 6 months 14 days
Ranges Of Exercise Prices For Outstanding Share Options Eight [Member]
Share capital and reserves
Exercise Price	$ 2.54
Number Outstanding	86,495
Number Exercisable	86,495
Expiry date	December 21, 2026
Average remaining Contractual Life	3 years 11 months 23 days
Ranges Of Exercise Prices For Outstanding Share Options Nine [Member]
Share capital and reserves
Exercise Price	$ 2.54
Number Outstanding	117,500
Number Exercisable	35,902
Expiry date	January 12, 2027
Average remaining Contractual Life	4 years 14 days
Ranges Of Exercise Prices For Outstanding Share Options Ten [Member]
Share capital and reserves
Exercise Price	$ 1.60
Number Outstanding	394,822
Number Exercisable	315,803
Expiry date	June 6, 2027
Average remaining Contractual Life	4 years 5 months 4 days
Ranges Of Exercise Prices For Outstanding Share Options Eleven [Member]
Share capital and reserves
Exercise Price	$ 1.38
Number Outstanding	70,000
Number Exercisable	1,944
Expiry date	November 25, 2027
Average remaining Contractual Life	4 years 10 months 24 days